Consolidated Statement of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Net profit		€ 6,486	€ 5,547	€ 5,259
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit pension plans net of tax		1,282	(980)	884
Items that may be reclassified subsequently to profit or loss:
Currency retranslation gains/(losses) net of tax	[1]	(983)	217	(481)
Fair value gains/(losses) on financial instruments net of tax		(75)	(15)	100
Total comprehensive income		6,710	4,769	5,762
Attributable to:
Non-controlling interests		381	374	357
Shareholders' equity		€ 6,329	€ 4,395	€ 5,405

[1]	Includes fair value gains/(losses) on net investment hedges and exchange differences in net investments in foreign operations of €(909) million (2016: €(365) million; 2015: €617 million).